Schedule of Remaining Lease Payments (Details)	Dec. 31, 2024 USD ($)
Finance And Operating Leases
2025	$ 163,550
2026	35,851
Total remaining lease payments (undiscounted)	199,401
Less: imputed interest	5,047
Present value of lease liabilities	$ 194,354